Taxes - Schedule of Net Operating Loss Carry Forward (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations		$ 27,020,557	$ 5,800,130
Total NOL Carryforwards from discontinued operations			532,698
PRC [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations	[1]	22,770,488	2,688,670
Total NOL Carryforwards from discontinued operations	[1]		532,698
BVI [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations		4,610	4,201
Total NOL Carryforwards from discontinued operations
Cayman [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations		4,224,727	3,091,010
Total NOL Carryforwards from discontinued operations
Hong Kong [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations	[2]	20,732	16,249
Total NOL Carryforwards from discontinued operations	[2]

[1]	The net operating loss of the PRC subsidiary incurred in the amount of $2,688,670 for the year 2024 will expire if unused by December 31, 2028. Additionally, the net operating loss of $ 27,020,557 incurred by the PRC subsidiary will expire if unused by December 31, 2029.Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.
[2]	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.